Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency exchange rates			6.7261
RMB [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency exchange rates	7.1884	7.0827
USD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Foreign currency exchange rates	7.1217	7.0467